Revenue - Schedule of Disaggregation of Revenue (Details)	6 Months Ended			12 Months Ended
	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)
Hair styling series [Member]
Sales of products
Disaggregated revenue				$ 31,833,932	$ 4,067,766	$ 28,202,591	$ 17,292,889
Trimmer series [Member]
Sales of products
Disaggregated revenue				22,684,148	2,898,599	8,573,741	9,759,312
Eyelash curler [Member]
Sales of products
Disaggregated revenue				804,863	102,846	1,407,342	1,853,553
Neck care series [Member]
Sales of products
Disaggregated revenue							6,816,250
Nail care series [Member]
Sales of products
Disaggregated revenue				1,413,106	180,568	1,217,577	3,155,090
Other personal care appliances [Member]
Sales of products
Disaggregated revenue				3,230,238	412,763	2,981,513	6,228,823
Sales of products [Member]
Sales of products
Disaggregated revenue	$ 42,101,829	$ 5,418,999	$ 26,011,185	59,966,287	7,662,542	42,382,764	45,105,917
Sales of tooling [Member]
Sales of products
Disaggregated revenue	$ 1,147,077	$ 147,642	$ 7,006,014	7,006,014	895,234	3,135,475
Total				$ 66,972,301	$ 8,557,776	$ 45,518,239	$ 45,105,917